Document And Entity Information (USD $)	3 Months Ended
	Apr. 23, 2012	Mar. 15, 2012	Nov. 14, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ScripsAmerica, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		52,578,828
Entity Public Float			$ 5,116,000
Amendment Flag	false
Entity Central Index Key	0001521476
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr 23, 2012
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 467,505	$ 171,898
Receivable due from factor	204,640	29,070
Loan receivable - vendor	1,052,636
Prepaid expenses and other current assets	46,300	220,966
Deferred tax asset	41,200
Total Current Assets	1,812,281	421,934
Notes receivable - related party - net	6,055	9,000
Deposits	200,000	200,000
Total Other Assets	206,055	209,000
TOTAL ASSETS	2,018,336	630,934
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	88,806	20,659
Preferred Stock dividends payable	20,860
Convertible notes payable - net of discount of $0 and $14,620, respectively	170,000	285,380
Convertible notes payable - related parties		60,000
Total Current Liabilities	279,666	366,039
Convertible notes payable - net of disount of $53,186	196,814
Convertible notes payable - related parties	80,000
Convertible notes payable - net of discount of $2,083 and $0, respectively	427,917
Total Non-Current Liabilities	704,731
Total Liabilities	984,397	366,039
Commitments and Contingencies
Series A Convertible preferred stock - derivative liability,$.001 par value; 10,000,000 shares authorized, 2,990,252 issued and outstanding as of December 31, 2011	1,043,000
Common stock - $0.001 par value; 150,000,000 shares authorized; 52,521,684 and 45,859,680 shares issued and outstanding as of December 31, 2011 and 2010, respectively	52,522	45,860
Subscription Receivable	(170,800)
Additional paid-in capital	494,487	201,770
Retained earnings (deficit)	(385,270)	17,265
Total Stockholders' Equity (Deficit)	(9,061)	264,895
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,018,336	$ 630,934

Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible notes payable discount (in Dollars)	$ 0	$ 14,620
Discount on convertible notes payable (in Dollars)	53,186
Convertible notes payable discount other (in Dollars)	$ 2,083	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	2,990,252
Preferred stock, shares outstanding	2,990,252
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock shares authorized	150,000,000	150,000,000
Common stock shares issued	52,521,684	45,859,680
Common stock shares outstanding	52,521,684	45,859,680

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Sales - net	$ 5,955,704	$ 3,221,320
Cost of Goods Sold	4,472,528	2,543,921
Gross Profit	1,483,176	677,399
General and Administrative Expenses	1,014,929	93,565
Research and Development	595,166	267,335
	1,610,095	360,900
(Loss) Income Before Other Income (Expenses)	(126,919)	316,499
Interest expense	(255,503)	(130,905)
Interest income	1,267	1,693
	(254,236)	(129,212)
(Loss) Income Before Income taxes	(381,155)	187,287
Provision for Income Tax (Benefit) Expense	(41,200)	60,215
Net (Loss) Income	$ (339,955)	$ 127,072
Basic (in Dollars per share)	$ (0.01)	$ 0
Diluted (in Dollars per share)	$ (0.01)	$ 0
Basic (in Shares)	49,960,405	79,195,292
Diluted (in Shares)	49,960,405	80,635,292

Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Other Additional Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 80,772	$ (4,000)	$ 96,838	$ (109,807)	$ 63,803
Balance (in Shares) at Dec. 31, 2009	80,771,600
Cancellation of subscriptions receivable	(40,000)	2,000	38,000
Cancellation of subscriptions receivable (in Shares)	(40,000,000)
Common stock issued for services - employee	5,000		45,000		50,000
Common stock issued for services - employee (in Shares)	5,000,000
Common stock issued for services - non-employee	20		4,980		5,000
Common stock issued for services - non-employee (in Shares)	20,000
Common stock issued for interest	68		16,952		17,020
Common stock issued for interest (in Shares)	68,080
Collection of subscriptions receivable		2,000			2,000
Net (loss) income				127,072	127,072
Balance at Dec. 31, 2010	45,860		201,770	17,265	264,895
Balance (in Shares) at Dec. 31, 2010	45,859,680
Common stock issued for cash	29		5,772		5,801
Common stock issued for cash (in Shares)	29,000
Common stock subscription	5,200	(176,000)	170,800
Common stock subscription (in Shares)	5,200,000
Common stock issued for services - BOD	624		61,776		62,400
Common stock issued for services - BOD (in Shares)	624,000
Common stock issued for services - employee	200		34,800		35,000
Common stock issued for services - employee (in Shares)	200,004
Common stock issued for services - non-employee	509		70,491		71,000
Common stock issued for services - non-employee (in Shares)	509,000
Common stock issued for interest	100		24,900		25,000
Common stock issued for interest (in Shares)	100,000
Convertible Preferred stock costs & fees			(130,631)		(130,631)
Dividends for convertible preferred stock				(62,580)	(62,580)
Common stock warrants issue to non-employee for services			54,809		54,809
Payment received for stock subscription		5,200			5,200
Net (loss) income				(339,955)	(339,955)
Balance at Dec. 31, 2011	$ 52,522	$ (170,800)	$ 494,487	$ (385,270)	$ (9,061)
Balance (in Shares) at Dec. 31, 2011	52,521,684

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net (Loss) income	$ (339,955)	$ 127,072
Amortization of discount on convertible notes payable	37,537	2,400
Provision for bad debt		2,500
Common stock issued for services	168,400	30,000
Common stock warrants issued for services	54,809
Deferred Income tax	(41,200)	56,000
(Increase) decrease in:
Receivable due from factor	(113,299)	(29,070)
Prepaid expenses and other current assets	174,667	(195,966)
Deposits		(200,000)
Increase (decrease) in:
Accounts payable and accrued expenses	(47,310)	20,659
	(106,351)	(186,405)
Cash Flows from Investing Activities
Payment received from note receivable	2,945
Proceeds issued to related party		(4,200)
Issuance of loan to vendor	(1,052,636)
	(1,049,691)	(4,200)
Proceeds from Issuance of common stock	5,800
Proceeds from Issuance of convertible preferred stock - net	912,369
Proceeds from convertible notes payable	664,000	300,000
Payment for convertible notes payable	(114,000)
Payment for dividends	(41,720)
Collections of stock subscriptions receivable	5,200	2,000
Proceeds from notes payable - related parties	20,000	60,000
	1,451,649	362,000
Net Increase in Cash and Cash Equivalents	295,607	171,395
Cash and Cash Equivalents - Beginning of year	171,898	503
Cash and Cash Equivalents - End of year	467,505	171,898
Income Taxes	4,200
Interest	159,022	124,061
Common stock subscription /cancellation	176,000	2,000
Discount on convertible note payable	25,000	17,020
Accrued Preferred Dividend payable	20,860
Common stock issued for services	$ 6,250	$ 55,000

1 - Organization and business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1 -       Organization and business

The accompanying financial statements reflect financial information of ScripsAmerica, Inc., (the “Company” or “ScripsAmerica” or “we”).  We were incorporated in the State of Delaware on May 12, 2008, and primarily engage in the sale of generic pharmaceutical drugs through our main customer, McKesson Corporation (McKesson”), to various end users, including physicians’ offices, retail pharmacies, long-term care sites, hospitals and home care agencies, located throughout the United States. We use a single vendor, Marlex Pharmaceuticals, Inc. for our packaging, distribution, warehouse and customer service needs.

2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2 -       Summary of Significant Accounting Policies

A summary of significant accounting policies follows:

a.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

b.
Revenue Recognition - Revenue is recognized when product is shipped from our contract packager (Marlex Pharmaceuticals Inc.) to our customers’ warehouses, mainly McKesson, and is adjusted for any charge backs received from our customers which include inventory credits, discounts or volume incentives.  These charge back costs are received monthly from our customers’ and the sales revenue for the corresponding period is reduced accordingly.

Purchase orders from our customer generate our shipments, provide persuasive evidence that an arrangement exists and that the pricing is determinable.  The credit worthiness of our customer assures that collectability is reasonable assured.

c.
Research and Development - Expenditures for research and development associated with contract research and development provided by third parties are expensed as operating expenses, as incurred. The Company had $595,166 and $267,335 of research and development expenses for the years ended December 31, 2011 and 2010, respectively.

d.
Customer, Product, and Supplier Concentration - We sell our products directly to a wholesale drug distributor who, in turn, supplies products to pharmacies, hospitals, governmental agencies, and physicians.

On January 1, 2010, the Company entered into a Service Agreement, with a term of ten years, cancellable by either party upon twelve months written notice, which provides for the packaging and distribution of goods, received from the Company’s suppliers, to the Company’s customers. The Company used this contract packager exclusively for all of its warehouse, customer service, distribution, and labeling services for 2011 and 2010.

In March 2010, the Company entered into a Product, Manufacturing, and Supply Agreement with the same company that supplies its packaging and distribution services. See Note 13.

e.	Cash and Cash Equivalents - The Company considers all highly liquid financial instruments purchased with an original maturity of three months or less to be cash equivalents.

f.
Receivable Due From Factor- Receivables due from factors are stated at estimated net realizable value and net of accounts receivable sold subject to charge-back.  Management provides for uncollectible amounts through a charge to earnings and a credit to an allowance for doubtful accounts based on its assessment of the current status of individual accounts and historical collection information.  Balances that are deemed uncollectible after management has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable. The Company has entered into an accounts receivable factoring facility agreement.

g.
Income Taxes - The Company provides for income taxes using an asset and liability based approach for reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for differences between the financial statement and the tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company also complies with the provisions of Accounting for Uncertainty in Income Taxes. The accounting regulation prescribes a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken or expected to be taken in a tax return.  The Company classifies any assessment for interest and/or penalties as other expenses in the financial statements.

h.
Fair Value Measurements - The Company adopted the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) No. 820, Fair Value Measurements and Disclosures (“ASC 820”).  ASC 820 clarifies that fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date).  Under ASC 820, fair value measurements are not adjusted for transaction cost.  ASC 820 provides for use of a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Input other than quoted market prices that are observable, either directly or indirectly, and reasonably available.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company.

Level 3: Unobservable inputs.  Unobservable inputs reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Availability of observable inputs can vary and is affected by a variety of factors.

The Company uses judgment in determining the fair value of assets and liabilities, and level 3 assets and liabilities involve greater judgment than level 1 and level 2 assets and liabilities.

i.
Financial Instruments - The carrying values of cash equivalents, receivable due from factor, accounts payable and accrued expenses, and notes payable approximate their fair values due to their short-term maturities.

j.	Advertising Expenses - The Company expenses advertising costs as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2011 and 2010.

k.
Stock-Based Compensation – The Company adopted FASB ASC No. 718  “Share-Based Payment,” requiring the expense recognition of the fair value of all share-based payments issued to employees. Stock grants to employees were valued using the fair value to the stock as determined by the board of directors since our stock is not publicly traded and the volume is immaterial.  As of December 31, 2011 the Company has not issued any employee stock options that would require calculating the fair value using a pricing model such as the Black-Scholes pricing model.

For non-employees, stock grants issued for services are valued at either the invoiced or contracted value of services provided, or to be provided, or the fair value of stock at the date the agreement is reached, whichever is more readily determinable.  For stock options granted to non-employees the fair value at the grant date is used to value the expense.  In calculating the estimated fair value of its stock options, the Company used a Black-Scholes pricing model which requires the consideration of the following seven variables for purposes of estimating fair value:

·	the stock option or warrant exercise price,

·	the expected term of the option or warrant,

·	the grant date fair value of our common stock, which is issuable upon exercise of the option or warrant,

·	the expected volatility of our common stock,

·	expected dividends on our common stock (we do not anticipate paying dividends for the foreseeable future),

·	the risk free interest rate for the expected option or warrant term, and

·	the expected forfeiture rate.

l.
Cost of Goods Sold - The Company purchases all of its product from suppliers at various contracted prices and does not own or maintain any inventory. Upon shipment of product, the Company is charged the contracted price.   The Company financed the purchase of inventory based on confirmed purchase orders via a revolving finance agreement and convertible notes payable.   Shipping and handling costs are included in cost of goods sold.

m.
Earnings Per Share - Basic net income per common share is computed using the weighted average number of common shares outstanding during the periods.  Diluted net income per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period.

n.
Reclassification - Certain amounts in the financial statements as of and for the year ended December 31, 2010 have been reclassified for comparative purposes to conform to the presentation in the financial statements as of and for the year ended December 31, 2011.

o.	Recent Accounting Pronouncements –

In September 2011, the FASB issued Accounting Standards Update No. 2011-08 (“ASU 2011-08”), which updates the guidance in ASC Topic 350, Intangibles — Goodwill & Other. The amendments in ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than fifty percent. If, after assessing the totality of events or circumstances, an entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the impairment test is unnecessary. The amendments in ASU 2011-08 include examples of events and circumstances that an entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. However, the examples are not intended to be all-inclusive and an entity may identify other relevant events and circumstances to consider in making the determination.   The examples in ASU 2011-08 supersede the previous examples under ASC Topic 350 of events and circumstances an entity should consider in determining whether it should test for impairment between annual tests, and also supersede the examples of events and circumstances that an entity having a reporting unit with a zero or negative should consider in determining whether to perform the second step of the impairment test. Under the amendments in ASU 2011-08, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit’s fair value from a prior year as previously permitted under ASC Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. ASU 2011-08 is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”), which updated the guidance in ASC Topic 820, Fair Value Measurement. The amendments in ASU 2011-04 generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASU 2011-04 results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments in ASU 2011-04 are to be applied prospectively. For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. ASU 2011-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”). The amendments in ASU 2010-29 affect any public entity as defined by ASC Topic 805 that enters into business combinations that are material on an individual or aggregate basis. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only.  The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of ASU 2010-29 did not have a material impact on the Company’s results of operations or financial condition.

In December 2010, the FASB issued ASU 2010-28, “Intangibles — Goodwill and Other (ASC Topic 350): When To Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.”  the amendments in this ASU modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU 2010-28 did not have a material impact on the Company’s results of operations or financial condition.

In April 2010, the FASB issued ASU 2010-17, Revenue Recognition — Milestone Method (“ASU 2010-17”). ASU 2010-17 provides guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. A vendor can recognize consideration that is contingent upon achievement of a milestone in its entirety as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. The following criteria must be met for a milestone to be considered substantive. The consideration earned by achieving the milestone should (i) be commensurate with either the level of effort required to achieve the milestone or the enhancement of the value of the item delivered as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (ii) be related solely to past performance; and (iii) be reasonable relative to all deliverables and payment terms in the arrangement. No bifurcation of an individual milestone is allowed.  The adoption of this guidance did not have a significant effect on the Company’s financial statements.

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820 to require a number of additional disclosures regarding fair value measurements. The amended guidance requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, the reasons for any transfers in or out of Level 3, and information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. The ASU also clarifies the requirements for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The amended guidance is effective for interim and annual financial periods beginning after December 15, 2009. The adoption of ASU 2010-06 did not have a significant effect on the Company’s financial statements.

In October 2009, the FASB issued ASU 2009-13, “Multiple-Deliverable Revenue Arrangements” (“ASU 2009-13”). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments in ASU 2009-13 eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method. ASU 2009-13 should be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The adoption of ASU 2009-13 did not have a material impact on the Company’s results of operations or financial condition.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, when adopted, would have a material effect on its financial statements.

3 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
3 -       Prepaid Expenses and Other Current Assets

The balance as of December 31, 2011, consists of an advance of $31,550 for new product development costs, and $14,750 of unamortized expenses for services to be provided previously paid from the issuance of the Company’s common stock.  The balance as of December 31, 2010 consisted of an advance of $195,966 to the Company’s packaging and distribution provider, and $25,000 for stock compensation to be earned.

4 - Receivable Due from Factor	12 Months Ended
Dec. 31, 2011
Financing Receivables [Text Block]
4 -       Receivable Due from Factor

The Company may at certain times during the year sell qualified receivables to a factor (United Capital Funding).  This agreement allows the Company to sell its qualified accounts receivable with recourse in exchange for advances of funds equivalent to 83% of the value of receivables, leaving 17% of the receivables as a reserve by the factor for potential non-payment of the Company’s receivables. The factoring facility is for a term of one year, was renewed in April 2011, is cancellable by either party upon one month’s written notice, and provides a factoring line of up to $1,000,000.  As collateral for the repayment of advances for receivables sold, the factor has a priority security interest in all present and future assets and rights of the Company. The factor has required that the Company notify all customers that all payments must be made to a lock-box controlled by the factor.  The factoring fee is 2.2% every thirty days or 26.4% annually. Factoring fees charged to interest expense for the years ended December 31, 2011 and 2010 were $58,123 and $65,917, respectively.

As of December 31, 2011, there were no open receivables sold to a factor, leaving $204,640 due from the factor on all open receivables. Management has reviewed the open receivables for collectability and has determined that an allowance for doubtful accounts for these receivables is not necessary as of December 31, 2011.

5 - Loan Receivable - Vendor	12 Months Ended
Dec. 31, 2011
Finance, Loans and Leases Receivable, Policy [Policy Text Block]
5 -       Loan Receivable - Vendor

As of December 31, 2011, the Company has a loan receivable of $1,052,636 from Marlex Pharmaceuticals Inc., our contract packager.  The amount is unsecured, non-interest bearing and has no stipulated repayment terms as the loan was made pursuant to a verbal agreement.  Although there is no written agreement for this loan, the Company considers this to be a current asset based on assurances from the management of Marlex Pharmaceuticals that the loan would be repaid during 2012 and Marlex’sabilitiy to pay its debt.

6 - Note Receivable and Other related Party Transactions	12 Months Ended
Dec. 31, 2011
Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]
6 -	Note Receivable and Other related Party Transactions

On August 31, 2010, the Company amended a prior loan agreement with a stockholder, who is also an officer of the Company, to increase the amount to $9,000.  As of December 31, 2011 and 2010, the outstanding balance is $6,055 and $9,000, respectively, and is classified as notes receivable - related party- net.

In 2011, the Company paid $67,300, in consulting fees and interest expense on loans, to a consulting firm owned by the Company’s CEO and President and in addition, the Company issued 200,004 shares of common stock valued at $35,000 to that consulting firm owned by the CEO and President for services provided.  The Company also paid $165,240 in consulting fees to a consulting firm owned by the Company’s Chief Financial Officer

In 2010, the Company paid $8,500 in consultant fees to a consulting firm owned by the Company’s CEO and an additional $8,500 in consulting fees to a consulting firm owned by the Company's Chief Financial Officer

7 - Deposits	12 Months Ended
Dec. 31, 2011
Deposit Contracts, Policy [Policy Text Block]
7 -	Deposits
Deposits as of December 31, 2011 and 2010 consist of an advance royalty payment of $200,000 made under the Company’s Product Development, Manufacturing and Supply agreement. See Note 13.

8 - Convertible Notes Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
8 -       Convertible Notes Payable

During 2011, the Company received cash and issued convertible promissory notes payable as follows: a) two $200,000 promissory notes payable, aggregating $400,000, with a maturity dates of February 14, 2012, and April 10, 2012 and b) one  $14,000 promissory note with a maturity date of April 10, 2012, which was subsequently paid in full in June 2011.   The funds from these notes were used exclusively for the Company’s purchase orders. All these notes provide for interest only payments of 2%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the note until maturity.  The principal portion of these notes can be converted into common stock at any time during the one year term at the rate of $.25 per share at the option of the lender.  All the notes can be extended by mutual consent of the lender and the Company.  In March 2012 the Company prepaid the sum of $85,000 to a holder of a $200,000 convertible note payable, leaving a balance of $115,000.  The maturity date of the balance of this note was extended to April 30, 2013, see note 16 below.

During 2010, the Company issued three one year $100,000 promissory notes payable, aggregating $300,000.  In June of 2011, the Company paid in full $100,000 for one of the three notes that were issued in 2010. In November 2011 the two remaining $100,000 notes were extended for one year by mutual consent, their new maturity dates are November 23, 2012 and January 4, 2013.  The terms of the monthly interest rate was reduced from 2% to 1% payable monthly in cash or common stock of the Company at $0.25 per share, at the option of the lender.  These notes are also to be used exclusively for the Company’s purchase orders. These original notes provided for interest only payments of 2%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the notes until maturity.  The principal portion of the notes can be converted into common stock at any time during the one year term at the rate of $.25 per share at the option of the lender.  The notes can be extended by mutual consent of the lender and the Company.   In March 2012, the Company prepaid the sum of $85,000 to a holder of a $100,000 convertible note payable, leaving a balance of $15,000 the balance of this note matures on November 23, 2012, see note 16 below.

Interest expense associated with these notes for the years ended December 31, 2011 and 2010, was $131,715 and $7,494, respectively. Additionally, the Company issued to the note holders a total of 168,080 shares of common stock, 100,000 shares in 2011 and 68,080 shares in 2010.  These shares of common stock were valued at $.25 per share and are being amortized over the life of the notes.  The value assigned to these shares was $25,000 for 2011 shares and $17,020 for 2010 shares, of which $37,537 has been amortized as interest expense in fiscal year 2011 and $2,400 was expensed in fiscal year 2010. The unamortized discount on these notes as of December 31, 2011 and 2010 is $2,083 and $14,620, respectively. The effective interest rates on these notes were 28% and 31% in 2011 and 2010, respectively.

9 - Convertible Notes Payable - Non-Current	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
9 -       Convertible Notes Payable - Non-Current

In October 2011, the Company received $250,000 in cash for a convertible promissory note payable.  This note provides for interest payments of 1%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the note until maturity which is October 18, 2014.  The principal portion of the note can be converted into common stock at any time during the term of the note at the rate of $.25 per share at the option of the lender.  The note can be extended by mutual consent of the lender and the Company.  In addition, the Company shall pay to the lender a royalty of 4% on all sales of a pain relief orally disintegrating rapidly dissolving 80mg and 160mg tablets from January 1, 2012 on until/unless the product line of these rapidly dissolving tablets are sold to a third party.  Interest expense associated with this notes for the year ended December 31, 2011, was $5,834.  The effective interest rates on the notes issued in 2011 and 2010 were 31% and 28%, respectively. In March 2012, the holders of this note converted this note into common stock see Note 16 below.

10 - Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
10-	Notes Payable - Related Parties

On September 9, 2011 the Company and lender, the Company’s president and CEO and a company owned by the Company’s president and CEO, mutually agreed to consolidate all existing outstanding loans into two notes payable with a maturity date of September 8, 2012.  The notes consist of $50,000 issued to the Company’s president and CEO and $30,000 issued to a company owned by the Company’s president and CEO.  The interest rate did not change from the original loan agreements, these notes provide for interest only payments of 2%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the notes until maturity.  The principal portion of the notes can be converted into common stock at any time during the one year term at the rate of $.25 per share at the option of the lender.  Interest expense associated with these notes for the years ended December 31, 2011 and 2010 was $18,400 and $6,397, respectively.  In March 2012 the CEO agreed to extend the maturity date of these notes to April 30, 2012 and monthly interest rate will be reduced to 1% per month effective October 1, 2012, see note 16 below.

11 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
11 -	Income Taxes

The Company accounts for income taxes under the asset and liability method as stipulated by ASC 740, Accounting for Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Deferred income taxes are recognized for all significant temporary differences between tax and financial statements bases of assets and liabilities. Valuation allowances are established against net deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

As of December 31, 2011, the Company had net operating loss carryforwards of approximately $121,200, available to reduce future federal and state taxable income, expiring through 2029, which the Company believes it will be more likely than not that the full benefit will be realized.  The Company had no net operating loss carryforwards as of December 31, 2010.

The Company files federal and Delaware state income taxes. Currently, there are no tax examinations in progress, nor has the Company had any federal or state examinations since its inception in 2008. All of the Company’s tax years are subject to federal and state tax examination. As of December 31, 2011 and 2010, the Company did not have any unrecognized tax benefits and does not expect this to change significantly over the next 12 months. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. As of December 31, 2011 and 2010, the Company has no accrued interest or penalties related to uncertain tax positions.

Our provision for income tax (benefit) expense at December 31, 2011 and 2010 consisted of the following

	2011	2010
Current
Federal	$-	$2,740
State	-	1,475

Deferred
Federal	(41,200)	56,000

Income Tax Expense	$(41,200)	$60,215

The effective tax rates differ from the statutory rates for 2011 and 2010 primarily due to the following:

	2011		2010
	Amount	Effective Tax Rate Percentage	Amount	Effective Tax Rate Percentage

Federal income tax liability (benefit)	$(129,593)	34.0%	$63,678	34.0%
State taxes	-	0.0%	1,475	0.8%
Effect of graduated rates	-	0.0%	(4,938)	2.6%
Non-deductible expense	88,393	-23.2%	-	0.0%

Tax expense (benefit)	$(41,200)	-10.8%	$6,215	32.2%

The components of the net deferred tax assets (liabilities) at December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred Tax asset
Net Operating Loss	$41,200	$-
Total Deferred Tax asset	41,200	-
Deferred Tax Liability	-	-
Net Deferred Tax asset	41,200	-
Less Valuation Allowance	-	-
Total Deferred tax asset	$41,200	$-

The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets and determines if a valuation allowance is necessary. As a result of this analysis the Company concluded that it is more likely than not that its deferred tax assets will  be recovered and, accordingly, did not recorded any valuation allowance for the year ended December 31, 2011.

12 - Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
12 -	Stockholders’ Equity (Deficit)

General

The preferred shares have a par value of $.001 per share, and the Company is authorized to issue 10,000,000 shares. The preferred stock of the Company shall be issued by the board of directors of the Company in one or more classes or one or more series within any class, and such classes or series shall have such voting powers, full or limited, or no voting powers, and such designations, preferences, limitations or restrictions as the board of directors of the Company may determine, from time to time.

The common stock shares have a par value of $.001 per share and the Company is authorized to issue 150,000,000 shares, each share shall be entitled to cast one vote for each share held at all stockholders’ meeting for all purposes, including the election of directors. The common stock does not have cumulative voting rights.

Convertible Preferred Stock classified as Derivative Liability

On April 1, 2011 the Company issued 2,990,252 shares of convertible preferred stock (“Series A Preferred stock”) for $1,043,000 to one investor.  The Series A Preferred stock has the following rights, preferences, powers, privileges, and restrictions:  (a) 8% dividend (appropriately adjusted to reflect any stock splits), the dividends shall accrue and be paid on March 31, June 30, September 30 and December 31. (b) Preferential payments of the assets available for distribution to its stockholders by reason of their ownership in an amount equal to the Series A Preferred stock Original Issue price ($.1744).  (c) Voting rights - one vote for the number equal to the number of whole shares of common stock and shall be entitled to elect one director of the Corporation. (d) Rights to Convert – Each share of Series A Preferred stock shall be convertible, at the option of the holder at any time and from time to time without the payment of additional consideration by the holder into such number of fully paid and non-assessable shares of common stock as determined by dividing the Original Issue price by the Conversion price in effect at the time of the conversion.  The conversion price is initially equal to $.1744 and can be adjusted any time if the Company issues non-exempted common shares at a price below $.1744. At December 31, 2011 these convertible preferred stock shares can be converted into 5,980,504 shares of the Company’s common stock (e) the owner of the Series A Preferred stock can waive its right to adjust the conversion price at his choosing.  (f) Exempted securities - for shares issued to employees, directors or consultants or advisors if the issuance is approved by the Board.

The Company has determined that the Series A convertible preferred stock has the characteristics of a derivative instrument due to the fact that the conversion price is indexed to the Company’s own stock. The Company has determined that there is no change in the value of the derivative liability and no income or expense should be recorded to earnings during year ended December 31, 2011.

This Series A Preferred Stock is considered a derivative liability and is not reported in the Shareholders' Equity section of our balance sheet, but rather is shown as a mezzanine liability in the balance sheet. Because we have an accumulated deficit, under Section 174 of the Delaware General Corporation Law our directors cannot declare a dividend without incurring personal liability.  Unless we have a profit in 2012, our board of directors will not be able to declare a dividend nor will we be able to pay the dividend owed to the Series A Preferred Stockholder which dividends will continue to be accrued.  We will not be able to declare any dividends to our common stockholders until the accrued dividends owed to the Series A Preferred Stockholder have been paid

Common Stock

In 2011, the board of directors authorized a two-for-one forward stock split and a change in par value. The change in par value and the forward stock split have been retroactively applied as of January 1, 2010 in the balance sheet and the statement of changes in stockholders’ equity.

The Company issued 29,000 restricted shares of common stock (not registered under the Securities Act) for cash proceeds of $5,800 during the year ended December 31, 2011.

On April 29, 2011 the Company agreed to sell 5,200,000 restricted shares of common stock to four purchasers for an aggregate purchase price of $176,000.  The sales of these common stock shares were recorded as a stock subscription receivable.  As of December 31, 2011, the Company has received $5,200 of payments on the stock subscription receivable with the balance expected to be received by the end of first quarter 2012.

The Company issued 509,000 restricted shares of its common stock to non-employees for services rendered during the year ended December 31, 2011 or to be rendered. These services were valued at $71,000. The unamortized amount of prepaid services at December 31, 2011 was $6,250.  The Company charged its operations $64,750.

The Company issued 624,000 restricted shares of its common stock in connection with services provided by members of the board of directors during fiscal year 2011. The Company charged its operations $62,400.

The Company issued 200,004 restricted shares of its common stock to the Company’s President and CEO for payment of his salary in lieu of a cash compensation payments for services rendered during the year ended December 31, 2011 or to be rendered. These services were valued at $35,000. The unamortized amount of prepaid services at December 31, 2011 is $5,000.  The Company charged its operations $30,000.

The Company issued 100,000 shares of common stock for interest related to the issuance of a note payable.  The Company accounted for this transaction as a discount on notes payable totaling $25,000, of which $22,917 was amortized to interest expense for the year ended December 30, 2011. See note 8

During fiscal year 2010, the Company issued 20,000 shares in connection with services related to the issuance of notes payable. The Company charged its operations $5,000.

During fiscal year 2010, the Company issued 68,080 shares for interest related to the issuance of notes payable. The Company accounted for this transaction as a discount on notes payable totaling $17,020, of which $2,400 was amortized to interest expense for the year ended December 31, 2010. This discount amount was fully amortized as of December 31, 2011. See Note 8

During fiscal year 2010, the Company issued 5,000,000 shares of stock (2,500,000 shares on a pre-stock split basis) to its current chief financial officer, in lieu of compensation, for services rendered during the period of October 1, 2010 through March 31, 2011. These shares were valued at $50,000 based upon the fair value on the grant date. A $25,000 charge was recognized as stock based compensation for the year ended December 31, 2010 and the balance of $25,000 was amortized and expensed in fiscal year 2011. The stock issued contained a forfeiture provision under certain circumstances whereby 2,500,000 shares of stock may be cancelled, this provision was eliminated by the board of directors in December 2011.

In December 2010, half of the stock subscription receivable from the Company’s two founders was received, and the balance of the subscriptions receivable for 40,000,000 shares was cancelled.

Warrants

On April 1, 2011, the Company issued 478,440 common stock warrants to a third party vendor as part of payment for services provided. These warrants have a strike price of $.1744, are 100% vested and have a contractual life of 5 years, expiring on March 31, 2016. The Company calculated the fair value of the warrants to be $54,809, using the Black-Scholes option pricing model and the expense was recorded to the statement of operations. The assumptions used in computing the fair value are a closing stock price of $0.1744, expected term of 2.5 years utilizing the “plain vanilla” method. Also since the Company does not have a history of stock prices over 2.5 years the Company used the expected volatility of four peer entities within our sector whose share or option price are publicly available, per Staff Accounting Bulletin topic 14 interpretations and guidance. The average of the four comparable companies was used to determine the estimated expected volatility of 120.65%, the risk free rate was estimated to be 1.3%.

13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
13 -	Commitments and Contingencies

In March 2010, the Company signed a “Product, Manufacturing and Supply Agreement” with a contract packager and labeler for orally disintegrating tablets.  The total value of this contract is $935,000.   As of December 31, 2011, the Company has paid a total of $935,000, of which $200,000 is considered a stand still fee that has been reflected as a deposit on the balance sheet as of December 30, 2011 and December 31, 2010.  An expense of $276,887 was recorded to operations as research and development costs for the year ended December 31, 2011 and $267,665 was expensed to research and development for the year ended December 31, 2010. The project has been completed and the balance of $190,448 at December 31, 2011 will be used for new product development projects in 2012.  Upon the commencement of product shipped, a 7% royalty on the gross profit related to the orally disintegrating tablet sales will be due on a quarterly basis.  The $200,000 deposit will be applied towards this royalty payment.

The Company will also be responsible for a 4% royalty payment on the sale of a new Acetaminophen product developed by the Company for a pain relief orally disintegrating rapidly dissolving 80mg and 160mg tablets, per a non-current convertible notes payable agreement (see note 9).   All sales of the rapidly dissolving 80mg and 160mg tablets will be subject to this 4% royalty beginning January 1, 2012, and the royalty payments do not begin until the third quarter of 2012.  The royalty payments to the note holders have no minimum guarantee amounts and royalty payments will end only if the product line of Acetaminophen rapidly dissolving 80mg and 160mg tablets are sold to a third party.

On October 19, 2011, the Company was approved for a line of credit from Wells Fargo Bank. This line of credit will allow the Company to borrow up to a maximum of $70,000, at an interest rate of prime plus 1% through June 30, 2012, and prime plus 6.25% annually after June 30, 2012.  The note is secured by personal guarantee by the Company’s CEO.  As of December 31, 2011 there was no outstanding balance related to this line of credit.

14 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
14-	Earnings Per Common Share

The basic earnings per share or loss per share is computed using the weighted average number of common shares outstanding. The assumed exercise of common stock equivalents were excluded from the calculation of diluted net loss per common share for the year ended December 31 2011 because their inclusion would have been anti-dilutive. As of December 31, 2011, common stock equivalents consisted of preferred stock convertible into 5,980,504 shares, warrants convertible into 478,440 shares and notes payable convertible into 3,403,200 shares of common stock.

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per Share Amount

Net Loss	$(381,155)
Preferred stock dividends	(62,580)
Net Loss available to common stockholders	$(443,735)

Basic (loss) per common share	$(443,735)	49,960,405	$(0.01)
Effect of dilutive securities	-	-	-

Diluted earnings per common share	$(443,735)	49,960,405	$(0.01)

	For the Year Ended December 31, 2010
	Income (Numerator)	Shares (Denominator)	Per Share Amount

Net Income	$127,072

Basic earnings per common share	$127,072	79,195,292	$0.00
Effect of dilutive securities - notes payable	-	1,440,000	-

Diluted earnings per common share	$127,072	80,635,292	$0.00

15 - Concentrations	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
15-	Concentrations

The Company purchased 100% of its product packaging from one supplier during the years ended December 31, 2011 and 2010.  A disruption in the availability of product packaging from this supplier could cause a possible loss of sales, which could affect operating results adversely.

The Company derived approximately $4,972,000 or 83% and approximately $3,221,000 or 100%, of its revenue from one customer during the years ended December 31, 2011 and 2010, respectively.

16 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
16-	Subsequent Events

On March 12, 2012, the holders of a long-term note payable in the amount of $250,000 elected to convert the convertible note payable into 2,000,000 shares of the Company’s common stock.  At the time of conversion the Company changed the conversion price from $0.25 per share to $0.125 per share of common stock resulting in an additional 1,000,0000 shares being issued per the original loan agreement.   At the time of the conversion the fair value of the Company stock was below the revised $.125 conversion price, consequently the Company did not have to record any extra expense for this beneficial conversion feature. This reduced price change for this conversion was not offered on any other convertible debt which the Company holds.

On March 12, 2012, the Company prepaid the sum of $85,000 to a holder of a $100,000 convertible note payable, leaving a balance of $15,000.   The maturity date was also extend from November 23, 2012 to April 30, 2013.

On March 12, 2012, the Company prepaid the sum of $85,000 to a holder of a $200,000 convertible note payable, leaving a balance of $115,000.  The maturity date of the balance of this note was extended to April 30, 2013.

During the month of March the Company received payment in the amount of $170,800 in cash for the stock subscription receivable.

In March 2012 the Company sold 300,000 shares of common stock in a private placement for $30,000.

In March 2012, the CEO and president of the Company agreed to amend the maturity date and interest rate on his $80,000 related party convertible notes payable.  The maturity date has been extend from September 30, 2012 until April 30, 2013.  The interest rate will decrease from 2% monthly to 1% monthly effectively October 1, 2012.

Also in March 2012, two convertible notes payable, in the amounts of $100,000 and 200,000 with maturity dates of January 3, 2013 and February 13, 2013, respectively, were extended by the lender to a maturity date for both notes of April 30, 2013.